Fair Value (Changes In The Estimated Fair Value Of The Financial Assets And Liabilities Measured On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ (9.7)	$ (5.8)
Gains or losses realized/unrealized Included in Other Income	(1.7)	2.7
Ending Balance	(11.4)	(3.1)
Derivatives [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(9.7)	(5.8)
Gains or losses realized/unrealized Included in Other Income	(1.7)	2.7
Ending Balance	$ (11.4)	$ (3.1)